Business Combinations and Disposals - Discontinued Operation Sales (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from the sale of shares	$ 7,883	[1]	$ 133,222	$ 0	$ 0
Results for the period, net of tax	(24)	[2]	(406)	99	(10)
Net income from discontinued operations	$ (1,908)	[2]	(32,238)	(1,423)	(8,264)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net income from discontinued operations			(32,238)	(1,423)	(8,264)
Discontinued operations | Individually immaterial investments
Disclosure of analysis of single amount of discontinued operations [line items]
Operating profit			3,997	1,972	(1,777)
Gain on sale of discontinued operations			59	0	0
Tax paid on the sale of shares			511	(1,120)	(712)
Net income from discontinued operations			(765)	(5,936)	(2,511)
Discontinued operations | Heineken
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from the sale of shares			133,222
Cost of sale of shares			106,273
Gross profit			26,949
Expenses related to the sale			(430)
Foreign exchange loss of the equity method			(9,235)
Gain on the remeasurement of the value of derivative instruments			738
Employee benefits			(1,247)
Cancellation effects of hedge of foreign net investment (Note 19)			5,763
Operating profit			(3,981)
Results for the period, net of tax			619
Foreign exchange of the period			(2,141)
Share of profit (loss) from equity method investments			(1,523)
Gain on sale of discontinued operations			(26,820)
Cancellation of deferred tax asset related to the investment			4,134
Tax paid on the sale of shares			10,697
Net income from discontinued operations			$ (33,003)	$ (7,359)	$ (10,775)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3